CONSOLIDATED BALANCE SHEETS (Parenthetical) ¥ in Thousands, $ in Thousands	Dec. 31, 2021 CNY (¥) shares	Dec. 31, 2020 CNY (¥) shares
Current assets
Short-term financing receivables, allowance for credit losses	¥ 307,341	¥ 508,013
Accrued interest receivable, allowance for credit losses	1,367	1,681
Short-term guarantee receivables, allowance for credit losses	21,006	58,771
Short-term contract assets and service fees receivable, allowance for credit losses	187,261	65,607
Non-current assets
Long-term financing receivables, allowance for credit losses	19,523	21,149
Long-term guarantee receivables, allowance for credit losses	4,061	16,994
Long-term contract assets and service fees receivable, allowance for credit losses	34,973	18,970
Current liabilities
Accounts payable	15,705	42,961
Amounts due to related parties	23,102	67,514
Short-term borrowings	1,799,741	1,827,063
Short-term funding debts	3,101,381	4,685,935
Accrued interest payable	24,851	36,484
Deferred guarantee Income	419,843	694,582
Contingent guarantee liabilities	928,840	1,738,787
Accrued expenses and other current liabilities	3,873,657	2,926,347
Non-current liabilities
Long-term funding debts	696,852	825,814
Deferred tax liabilities	54,335	21,046
Other long-term liabilities	¥ 137,389	¥ 27,667
Class A Ordinary Shares
Non-current liabilities
Common stock, shares authorized | shares	1,889,352,801	1,889,352,801
Common stock, shares issued | shares	286,430,946	268,935,832
Common stock, shares outstanding | shares	273,270,100	267,356,928
Class B Ordinary Shares
Non-current liabilities
Common stock, shares authorized | shares	110,647,199	110,647,199
Common stock, shares issued | shares	94,465,693	96,727,057
Common stock, shares outstanding | shares	94,465,693	96,727,057
VIEs
Current liabilities
Accounts payable	¥ 15,705	¥ 42,961
Amounts due to related parties	23,102	67,514
Short-term borrowings	1,735,931	1,751,633
Short-term funding debts	3,101,381	4,685,935
Accrued interest payable	15,900	26,972
Deferred guarantee Income	419,843	694,582
Contingent guarantee liabilities	928,840	1,738,787
Accrued expenses and other current liabilities	3,393,092	2,509,671
Non-current liabilities
Long-term funding debts	696,852	825,814
Deferred tax liabilities	53,630	21,046
Other long-term liabilities	¥ 92,256	¥ 23,218